Average Annual Total Returns - Communication Services UltraSector ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		S&P 500® InceptionDate	S&P Communication Services Select Sector® Index OneYear		S&P Communication Services Select Sector® Index FiveYears		S&P Communication Services Select Sector® Index TenYears		S&P Communication Services Select Sector® Index InceptionDate
Total	21.57%	17.59%	17.62%	Jun. 19, 2000	20.73%	17.42%	17.54%	13.36%	14.30%	15.15%	20.36%	16.43%	16.43%	Jun. 19, 2000	31.49%	[1]	11.70%	[1]	13.56%	[1]	[1]	31.39%	[1]	13.50%	[1]	16.00%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.